UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-09395
                                     ---------

                       THIRD AVENUE VARIABLE SERIES TRUST
               (Exact name of registrant as specified in charter)

622 THIRD AVENUE, 32ND FLOOR, NEW YORK NY                                  10017
--------------------------------------------------------------------------------
 (Address of principal executive offices)                             (Zip code)

     W. JAMES HALL III, GENERAL COUNSEL, 622 THIRD AVENUE, NEW YORK NY 10017
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021
                                                    ------------

Date of fiscal year end: DECEMBER 31, 2006
                         -----------------

Date of reporting period: SEPTEMBER 30, 2006
                          ------------------


     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 284.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 280.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments pursuant to Rule 30(b)1-5 under the Investment Company Act of 1940 is as follows:


                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                              AT SEPTEMBER 30, 2006
                                   (UNAUDITED)

                                   PRINCIPAL
                                   AMOUNT ($)    ISSUES                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 0.53%
Consumer Products - 0.53%            4,143,000   Home Products International, Inc., 9.625%, due 05/15/08       $  2,713,665
                                                                                                             --------------

                                                 TOTAL CORPORATE BONDS
                                                 (Cost $3,720,856)                                                2,713,665
                                                                                                             --------------

                                      SHARES
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 88.32%
Agriculture Chemicals - 0.74%          140,200   Agrium, Inc. (Canada)                                            3,783,998
                                                                                                             --------------

Auto Parts - 0.97%                     294,400   Superior Industries International, Inc.                          4,942,976
                                                                                                             --------------

Consumer Products - 4.15%              433,246   JAKKS Pacific, Inc. (a)                                          7,724,776
                                       167,965   K-Swiss, Inc. Class A                                            5,049,028
                                       300,500   Leapfrog Enterprises, Inc. (a)                                   2,382,965
                                       398,300   Russ Berrie & Co., Inc.                                          6,070,092
                                                                                                             --------------
                                                                                                                 21,226,861
                                                                                                             --------------

Diversified Media - 0.72%              327,742   Journal Communications, Inc. Class A                             3,693,652
                                                                                                             --------------

Electronics Components - 8.68%         213,500   American Power Conversion Corp.                                  4,688,460
                                        28,300   Analogic Corp.                                                   1,452,356
                                       501,000   AVX Corp.                                                        8,862,690
                                        42,500   Bel Fuse, Inc. Class A                                           1,163,650
                                       196,600   Bel Fuse, Inc. Class B                                           6,308,894
                                       153,300   Electronics for Imaging, Inc. (a)                                3,507,504
                                       192,500   Herley Industries, Inc. (a)                                      2,383,150
                                       100,022   Hutchinson Technology, Inc. (a)                                  2,103,463
                                        50,000   Ingram Micro, Inc. Class A (a)                                     958,000
                                       172,700   Technitrol, Inc.                                                 5,155,095
                                       555,000   Vishay Intertechnology, Inc. (a)                                 7,792,200
                                                                                                             --------------
                                                                                                                 44,375,462
                                                                                                             --------------

Energy/Services - 1.66%                 75,000   Maverick Tube Corp. (a)                                          4,862,250
                                         6,300   Tidewater, Inc.                                                    278,397
                                       214,200   Willbros Group, Inc. (a) (Panama)                                3,345,804
                                                                                                             --------------
                                                                                                                  8,486,451
                                                                                                             --------------

Financial Insurance - 0.30%             25,300   MBIA, Inc.                                                       1,554,432
                                                                                                             --------------

Financial Services - 0.29%              30,000   CIT Group, Inc.                                                  1,458,900
                                                                                                             --------------

Food Products - 2.90%                  400,400   Industrias Bachoco, S.A. de CV ADR (Mexico)                      8,908,900
                                       183,395   Sanderson Farms, Inc.                                            5,934,662
                                                                                                             --------------
                                                                                                                 14,843,562
                                                                                                             --------------

Healthcare Services - 0.94%            284,000   Cross Country Healthcare, Inc. (a)                               4,828,000
                                                                                                             --------------

Holding Companies - 11.13%             759,825   Brookfield Asset Management, Inc. Class A (Canada)              33,690,641
                                       380,000   Guoco Group, Ltd. (Hong Kong) ++                                 4,850,815
                                       690,000   Hutchison Whampoa, Ltd. (Hong Kong)                              6,093,458
                                       430,000   Investor AB Class A (Sweden)                                     8,919,031
                                       127,500   Leucadia National Corp.                                          3,336,675
                                                                                                             --------------
                                                                                                                 56,890,620
                                                                                                             --------------

Industrial Equipment - 5.47%           214,300   Alamo Group, Inc.                                                4,873,182
                                        83,000   Lindsay Manufacturing Co.                                        2,386,250
                                       375,000   Toyota Industries Corp. (Japan)                                 15,904,762
                                       150,000   Trinity Industries, Inc.                                         4,825,500
                                                                                                             --------------
                                                                                                                 27,989,694
                                                                                                             --------------

Insurance & Reinsurance - 3.88%        128,100   Arch Capital Group, Ltd. (a) (Bermuda)                           8,133,069
                                     1,040,000   BRIT Insurance Holdings PLC (United Kingdom)                     5,880,657
                                        97,278   Radian Group, Inc.                                               5,836,680
                                                                                                             --------------
                                                                                                                 19,850,406
                                                                                                             --------------

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                              AT SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                   SHARES        ISSUES                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------
Life Insurance - 1.47%                 538,500   The Phoenix Companies, Inc.                                   $  7,539,000
                                                                                                             --------------

Manufactured Housing - 0.76%           360,807   Coachmen Industries, Inc.                                        3,900,324
                                                                                                             --------------

Medical Supplies                       170,000   Daiichi Sankyo Co., Ltd. (Japan)                                 4,821,164
& Services - 0.94%                                                                                           --------------

Natural Resources                      215,700   Brookfield Properties Corp. (Canada)                             7,618,524
& Real Estate - 6.99%                   42,500   Deltic Timber Corp.                                              2,025,550
                                       262,100   Forest City Enterprises, Inc. Class A                           14,232,030
                                        18,000   Tejon Ranch Co. (a)                                                763,740
                                       202,200   The St. Joe Co.                                                 11,094,714
                                                                                                             --------------
                                                                                                                 35,734,558
                                                                                                             --------------

Non-Life Insurance - 2.99%             168,100   Millea Holdings, Inc. ADR (Japan)                               15,280,290
                                                                                                             --------------

Oil Services - 5.60%                    25,000   Cimarex Energy Co.                                                 879,750
                                       247,000   EnCana Corp. (Canada)                                           11,532,430
                                       240,000   Nabors Industries, Ltd. (a) (Bermuda)                            7,140,000
                                       112,500   Pogo Producing Co.                                               4,606,875
                                        50,000   Suncor Energy, Inc. (Canada)                                     3,602,500
                                        21,400   Whiting Petroleum Corp. (a)                                        858,140
                                                                                                             --------------
                                                                                                                 28,619,695
                                                                                                             --------------

Pharmaceutical Services - 1.17%        115,329   PAREXEL International Corp. (a)                                  3,816,237
                                        60,000   Pharmaceutical Product Development, Inc.                         2,141,400
                                                                                                             --------------
                                                                                                                  5,957,637
                                                                                                             --------------

Real Estate                            495,702   Origen Financial, Inc.                                           2,810,630
Investment Trusts - 3.68%              217,835   ProLogis                                                        12,429,665
                                        32,600   Vornado Realty Trust                                             3,553,400
                                                                                                             --------------
                                                                                                                 18,793,695
                                                                                                             --------------

Real Estate                            378,100   Trammell Crow Co. (a)                                           13,804,431
Management - 2.70%                                                                                           --------------

Retail - 0.96%                         217,500   Haverty Furniture Companies, Inc.                                3,469,125
                                         9,000   Sears Holding Corp. (a) (b)                                      1,422,810
                                                                                                             --------------
                                                                                                                  4,891,935
                                                                                                             --------------

Savings & Loans/Thrifts - 4.76%        262,900   Brookline Bancorp, Inc.                                          3,614,875
                                       305,713   Investors Bancorp, Inc. (a)                                      4,613,209
                                       158,395   Kearny Financial Corp.                                           2,404,436
                                       765,900   NewAlliance Bancshares, Inc.                                    11,220,435
                                        83,421   Rockville Financial, Inc.                                        1,208,770
                                        72,085   Wauwatosa Holdings, Inc. (a)                                     1,272,300
                                                                                                             --------------
                                                                                                                 24,334,025
                                                                                                             --------------

Security Brokers                       173,550   Legg Mason, Inc.                                                17,504,253
& Asset Management - 4.67%              15,000   Mellon Financial Corp.                                             586,500
                                       187,590   SWS Group, Inc.                                                  4,669,115
                                        55,047   Westwood Holdings Group, Inc.                                    1,103,142
                                                                                                             --------------
                                                                                                                 23,863,010
                                                                                                             --------------

Semiconductor                          150,000   Applied Materials, Inc.                                          2,659,500
Equipment Manufacturers                 96,900   Coherent, Inc. (a)                                               3,358,554
& Related - 1.95%                      191,500   Electro Scientific Industries, Inc. (a)                          3,944,900
                                                                                                             --------------
                                                                                                                  9,962,954
                                                                                                             --------------

Software - 1.16%                       797,750   Borland Software Corp. (a)                                       4,571,108
                                        70,000   Synopsys, Inc. (a)                                               1,380,400
                                                                                                             --------------
                                                                                                                  5,951,508
                                                                                                             --------------

Steel & Specialty Steel - 0.64%         50,000   POSCO ADR (South Korea)                                          3,246,500
                                                                                                             --------------

Telecommunications                     358,900   CommScope, Inc. (a)                                             11,793,454
Equipment - 6.05%                      361,151   Comverse Technology, Inc. (a)                                    7,743,077
                                       790,395   Sycamore Networks, Inc. (a)                                      2,987,693

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                              AT SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                   SHARES        ISSUES                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------
                                       768,100   Tellabs, Inc. (a)                                             $  8,418,376
                                                                                                             --------------
                                                                                                                 30,942,600
                                                                                                             --------------

                                                 TOTAL COMMON STOCKS
                                                 (Cost $266,884,697)                                            451,568,340
                                                                                                             --------------

                                     CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
OPTIONS - 0.00%#
Retail - 0.00%                              90   Sears Holding Corp., Put Strike $120, expires 01/20/07 (b)          11,475
                                                                                                             --------------

                                                 TOTAL OPTIONS
                                                 (Cost $154,175)                                                     11,475
                                                                                                             --------------

                                   PRINCIPAL
                                   AMOUNT ($)
---------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 11.25%
Repurchase Agreement - 4.45%        22,768,258   Bear Stearns, 4.50%, dated 09/29/06, due 10/02/06 (c)           22,768,258
                                                                                                             --------------

U.S. Treasury Bills - 6.80%         20,000,000   U.S. Treasury Bill, 4.89%+, due 10/05/06                        19,986,671
                                    15,000,000   U.S. Treasury Bill, 5.15%+, due 01/25/07                        14,770,965
                                                                                                             --------------
                                                                                                                 34,757,636
                                                                                                             --------------

                                                 TOTAL SHORT TERM INVESTMENTS
                                                 (Cost $57,513,439)                                              57,525,894
                                                                                                             --------------

                                                 TOTAL INVESTMENT PORTFOLIO - 100.10%
                                                 (Cost $328,273,167)                                            511,819,374
                                                                                                             --------------

                                     CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS - (0.03%)
Retail - (0.03%)                           (90)  Sears Holding Corp., Call Strike $155, expires 01/20/07 (b)       (127,800)
                                                                                                             --------------

                                                 TOTAL WRITTEN OPTIONS
                                                 (Premium received $154,520)                                       (127,800)
                                                                                                             --------------

                                                 LIABILITIES IN EXCESS OF
                                                 OTHER ASSETS - (0.07%)                                            (380,409)
                                                                                                             --------------

                                                 NET ASSETS - 100.00%                                        $  511,311,165
                                                 (Applicable to 18,170,251                                   ==============
                                                 shares outstanding)

                                                 NET ASSET VALUE PER SHARE                                   $        28.14
                                                                                                             ==============

Notes:

 (a) Non-income producing security.

 (b) Call and put options relate to common stock position.

 (c) Repurchase agreement collateralized by:
        U.S. Treasury Strips, par value $33,670,000, matures 08/15/26, value $12,900,661.
        U.S. Treasury Strips, par value $30,325,000, matures 11/15/28, value $10,527,930.
   + Annualized yield at date of purchase.

  ++ Incorporated in Bermuda.

   # Amount represents less than 0.01% of net assets.

ADR: American Depository Receipt.

Country Concentration:
                                                  % of
                                               Net Assets
                                               ----------
United States                                     70.20 %
Canada                                            11.78
Japan                                              7.04
Bermuda                                            2.99
Hong Kong                                          2.14
Sweden                                             1.74
Mexico                                             1.74
United Kingdom                                     1.15
Panama                                             0.66
South Korea                                        0.63
                                                 ------
Total                                            100.07 %
                                                 ======

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


ITEM 3. EXHIBITS.

(a) Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant): THIRD AVENUE VARIABLE SERIES TRUST

By:      /s/ DAVID M. BARSE

Name:    DAVID M. BARSE

Title:   PRINCIPAL EXECUTIVE OFFICER

Date:    NOVEMBER 7, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant): THIRD AVENUE VARIABLE SERIES TRUST

By:      /s/ DAVID M. BARSE

Name:    DAVID M. BARSE

Title:   PRINCIPAL EXECUTIVE OFFICER

Date:    NOVEMBER 7, 2006


By:      /s/ VINCENT J. DUGAN

Name:    VINCENT J. DUGAN

Title:   PRINCIPAL FINANCIAL OFFICER

Date:    NOVEMBER 7, 2006